PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Feb. 28, 2023
Property And Equipment
Schedule of property, plant and equipment

	Computer Equipment	Furniture Equipment	Leasehold Improvement	Total
	$	$	$	$
Cost:
Balance, February 28, 2021	2,705	15,957	-	18,662
Additions	10,255	-	30,959	41,214
Balance, February 28, 2022	12,960	15,957	30,959	59,876
Additions	7,884	9,777	-	17,661
Balance, February 28, 2023	20,844	25,734	30,959	77,537

Accumulated depreciation:
Balance, February 28, 2021	204	927	-	1,131
Depreciation for the year	3,904	3,006	2,064	8,974
Balance, February 28, 2022	4,108	3,933	2,064	10,105
Depreciation for the period	5,973	3,382	6,192	15,547
Balance, February 28, 2023	10,081	7,315	8,256	25,652

Net book value:
As at February 28, 2022	8,852	12,024	28,895	49,771
As at February 28, 2023	10,763	18,419	22,703	51,885